Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 Tel. 202.739.3000 Fax: 202.739.3001 www.morganlewis.com

March 16, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information for the Trust’s Yorkville High Income MLP ETF that would have been filed under Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 11, which was filed electronically with the SEC via EDGAR Accession No. 0001144204-12-014210 on March 12, 2012.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very truly yours,

/s/ Christopher D. Menconi

Christopher D. Menconi